Financial instruments risk, Expected Credit Loss for Trade Accounts Receivable (Details) - Trade Receivables [Member] - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 368,690	$ 325,358
Expected Credit Losses During the Lifetime [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 25,975	$ 20,293
Current [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
Current [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 230,010	$ 207,923
More Than 30 Days [ Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
More Than 30 Days [ Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 3,522	$ 41,324
More Than 60 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
More Than 60 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 36,265	$ 1,816
More Than 90 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	26.30%	27.30%
More Than 90 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 98,893	$ 74,295
More Than 90 Days [Member] | Expected Credit Losses During the Lifetime [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 25,975	$ 20,293